Share Capital (Additional paid-in capital) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additional paid-in capital [Member]
Change in Presentation for Settlement of Equity-Settled Awards [Line Items]
Reclassification of stock-based compensation expense	$ (192,000,000)	$ (86,000,000)	$ (4,000,000)
Common shares [Member]
Change in Presentation for Settlement of Equity-Settled Awards [Line Items]
Reclassification of stock-based compensation expense	167,000,000	83,000,000	4,000,000
Retained earnings [Member]
Change in Presentation for Settlement of Equity-Settled Awards [Line Items]
Reclassification of stock-based compensation expense	$ 25,000,000	$ 3,000,000	$ 0